Debt and Interest Expense - Debt Outstanding Table (Details) - USD ($)		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Total long-term debt principal		$ 2,720,000,000		$ 2,430,000,000
Carrying value		2,707,357,000	[1]	2,422,954,000	[1]	$ 1,418,169,000
Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	2,492,466,000		2,511,253,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Principal		300,000,000		510,000,000
Carrying value		300,000,000		510,000,000
Revolving Credit Facility [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	300,000,000		510,000,000
Senior Notes [Member] | 5.375% Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Principal		500,000,000		500,000,000
Carrying value		496,285,000		495,714,000
Senior Notes [Member] | 5.375% Senior Notes due 2021 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	513,645,000		549,530,000
Senior Notes [Member] | 4.000% Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Principal		670,000,000		670,000,000
Carrying value		672,572,000		672,930,000
Senior Notes [Member] | 4.000% Senior Notes due 2022 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	595,744,000		681,942,000
Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member]
Debt Instrument [Line Items]
Principal		350,000,000		350,000,000
Carrying value		350,348,000		350,474,000
Senior Notes [Member] | 2.600% Senior Notes due 2018 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	339,293,000		352,162,000
Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member]
Debt Instrument [Line Items]
Principal		400,000,000		400,000,000
Carrying value		393,923,000		393,836,000
Senior Notes [Member] | 5.450% Senior Notes due 2044 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	321,499,000		417,619,000
Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Principal		500,000,000		0
Carrying value		494,229,000		0
Senior Notes [Member] | 3.950% Senior Notes due 2025 [Member] | Market Approach Valuation Technique [Member] | Level 2 Inputs [Member]
Debt Instrument [Line Items]
Fair value	[2]	$ 422,285,000		$ 0

[1]	Financial information as of December 31, 2015, has been recast to include the financial position and results attributable to the Springfield system, and the financial information as of December 31, 2014, has been recast to include the financial position and results attributable to the Springfield and DBJV systems. See Note 1 and Note 2.
[2]	Fair value is measured using the market approach and Level 2 inputs.